Loans and other liabilities - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-Current liabilities
Non-current liabilities	$ 519,471	$ 541,932
Current Liabilities
Current liabilities	16,068	23,636
Short-term borrowings	122,501	116,431
Total current borrowings and current portion of non-current borrowings	138,569	140,067
Loans from financial institutions
Non-Current liabilities
Non-current liabilities	3,714	10,139
Current Liabilities
Current liabilities	6,213	1,989
Loan from shipyard
Non-Current liabilities
Non-current liabilities	52,240	48,223
Other loans and liabilities
Non-Current liabilities
Non-current liabilities	39,817	39,704
Current Liabilities
Current liabilities	9,855	10,039
Debentures
Non-Current liabilities
Non-current liabilities	$ 423,700	443,866
Current Liabilities
Current liabilities		$ 11,608